Accounts Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable [Abstract]
Accounts Receivable

Note 5 – Accounts Receivable

	December 31,
	2015	2014
Billed utility revenue	$56,876	$55,537
Unbilled revenue	37,276	35,566
Other	10,867	11,261
	105,019	102,364
Less allowance for doubtful accounts	5,873	5,365
Net accounts receivable	$99,146	$96,999

The Company’s utility customers are located principally in the following states: 47% in Pennsylvania, 16% in Ohio, 10% in North Carolina, 8% in Texas, and 8% in Illinois.  No single customer accounted for more than one percent of the Company's regulated operating revenues during the years ended December 31, 2015, 2014, and 2013.  The following table summarizes the changes in the Company’s allowance for doubtful accounts:

	2015	2014	2013
Balance at January 1,	$5,365	$4,413	$4,299
Amounts charged to expense	5,762	5,838	4,708
Accounts written off	(6,513)	(6,120)	(5,884)
Recoveries of accounts written off	1,259	1,234	1,290
Balance at December 31,	$5,873	$5,365	$4,413